Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)
Accounting Policies [Abstract]
Cash and cash equivalents	$ 5,180	$ 65,373	$ 1,372	$ 31,262	$ 84,592
Advertising costs	$ 3,832	$ 23,239
Potentially issuable shares upon the conversion of convertible notes payable and interest | shares	27,458,608
Commitments and contingencies